Accounts Payable Trade and Other Accrued Liabilities	12 Months Ended
Dec. 31, 2024
Accounts Payable Trade And Other Accrued Liabilities [Abstract]
Accounts payable trade and other accrued liabilities
14.	Accounts payable trade and other accrued liabilities

	December 31,
	2024	2023

Trade accounts payable	$4,166,934	$7,443,227
Other accounts payable and accrued liabilities	434,377	438,664
	$4,601,311	$7,881,891